LEASES - Right-of-use assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
LEASES
Total	$ 6,155,645	$ 5,592,095
Less accumulated amortization	(2,623,405)	(1,941,644)
Right-of-use assets for finance leases	3,532,240	3,650,451
Right-of-use assets for operating leases	5,154,399	5,632,771
Total right-of-use assets	8,686,639	9,283,222
Manufacturing equipment
LEASES
Total	5,237,167	4,673,617
Computers and software
LEASES
Total	700,234	700,234
Leasehold Improvements
LEASES
Total	$ 218,244	$ 218,244